cf1204

05076996

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F-HR
FORM 13F COVER PAGE

13FCON P 2/14/06

RECEIVED
FEB 22 2005
OFFICE OF THE SECRETARY

Report for the Calendar Year or Quarter Ended: __12/31/04____

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets Corp
Address: _622 Third Avenue, 9th Floor
_New York, NY 10017

13F File Number: _____028-06918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: ___Vince Saponar
Title: ___Executive Director
Phone: ___212-667-6239

Signature, Place, and Date of Signing:

Vincent M Saponar	___NEW YORK, NY___	__02/14/05___
[Signature]	[City, State]	[Date]

PROCESSED
APR 24 2006
THOMSON
FINANCIAL

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL TREATMENT REQUESTED

CONFIDENTIAL

List of Other Managers Reporting for this Manager: NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _______0_______

Form 13F Information Table Entry Total: __59____

Form 13F Information Table Value Total: $__156,225___ (thousands)

List of Other Included Managers: NONE

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PAGE: 1 FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE DEC04

(ITEM 1)	(ITEM 2)	(ITEM 3)	(ITEM 4)	(ITEM 5)	(ITEM 6) INVESTMENT DISCRETION			(ITEM 7)	(ITEM 8) VOTING AUTHORITY (SHARES)		
NAME OF ISSUES	TITLE OF CLASS	CUSIP NO	FAIR MARKET VALUE	SHARES OR PRINCIPAL AMOUNT	SOLE (A)	SHARED DEFINED (B)	SHARED OTHER (C)	MGR	SOLE (A)	SHARED (B)	NONE (C)
AUDIOCODES LTD	ORD	M15342104	1,370,290	82,797	82,797				82,797		
ASM INTL N V	COM	N07045102	347,256	21,200	21,200				21,200		
FLEXTRONICS INTL LTD	ORD	Y2573F102	2,098,691	151,859	151,859				151,859		
ADVANCED ENERGY INDS	NOTE	007973AA8	1,339,406	1,365,000	1,365,000				1365,000		
ADVANCED ENERGY INDS	NOTE	007973AC4	7,523,243	7,667,000	7,667,000				7667,000		
ALLOY INC	DBCV	019855AB1	1,195,600	1,000,000	1,000,000				1000,000		
ALZA CORP	SDCV	02261WAB5	3,405,002	3,902,000	3,902,000				3902,000		
AMAZON COM INC	NOTE	023135AF3	8,462,733	8,409,000	8,409,000				8409,000		
AMERISOURCE HEALTH CORP	NOTE	03071PAD4	755,251	678,000	678,000				678,000		
ARRIS GROUP INC	NOTE	04269QAB6	1,537,500	1,000,000	1,000,000				1000,000		
BEARINGPOINT INC	COM	074002106	1,385,730	173,000	173,000				173,000		
BROCADE COMMUNICATIONS SYS I	NOTE	111621AB4	511,140	536,000	536,000				536,000		
CV THERAPEUTICS INC	NOTE	126667AB0	251,250	250,000	250,000				250,000		
CV THERAPEUTICS INC	NOTE	126667AD6	2,492,753	2,900,000	2,900,000				2900,000		
CELL THERAPEUTICS INC	NOTE	150934AF4	483,920	500,000	500,000				500,000		
COMMUNITY HEALTH SYS INC NEW	NOTE	203668AA6	6,228,085	6,005,000	6,005,000				6005,000		
CORIXA CORP	NOTE	21887FAC4	409,440	500,000	500,000				500,000		
CREDENCE SYS CORP	COM	225302108	234,913	25,900	25,900				25,900		
CYMER INC	COM	232572107	389,167	13,219	13,219				13,219		
CYTYC CORP	COM	232946103	344,000	12,500	12,500				12,500		
FEI CO	NOTE	30241LAB5	4,707,972	4,627,000	4,627,000				4627,000		
FAIR ISAAC CORP	NOTE	303250AB0	6,324,059	5,975,000	5,975,000				5975,000		

CONFIDENTIAL TREATMENT REQUESTED

CONFIDENTIAL

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FINISAR	COM	31787A101	225,608	99,387	99,387				99,387		
FISHER SCIENTIFIC INTL INC	COM NE	338032204	2,966,613	47,580	47,580				47,580		
GENZYME CORP	NOTE	372917AN4	7,488,720	7,025,000	7,025,000				7025,000		
GRAFTECH INTL LTD	DBCV	384313AB8	650,296	703,000	703,000				703,000		
HILTON HOTELS CORP	COM	432848109	290,944	12,800	12,800				12,800		
HUMAN GENOME SCIENCES INC	NOTE	444903AH1	325,787	335,000	335,000				335,000		
INCYTE CORP	NOTE	45337CAE2	3,931,927	3,475,000	3,475,000				3475,000		
INTERMUNE INC	NOTE	45884XAC7	2,554,170	3,000,000	3,000,000				3000,000		
INTERNATIONAL RECTIFIER CORP	NOTE	460254AE5	1,836,439	1,844,000	1,844,000				1844,000		
INVITROGEN CORP	NOTE	46185RAD2	5,225,667	5,213,000	5,213,000				5213,000		
INVITROGEN CORP	NOTE	46185RAJ9	2,783,851	2,300,000	2,300,000				2300,000		
IVAX CORP	COM	465823102	230,242	14,600	14,600				14,600		
KING PHARMACEUTICALS INC	DBCV	495582AG3	336,690	348,000	348,000				348,000		
LSI LOGIC CORP	NOTE	502161AG7	2,482,777	2,489,000	2,489,000				2489,000		
LTX CORP	NOTE	502392AE3	1,857,108	1,883,000	1,883,000				1883,000		
LINCARE HLDGS INC	DBCV	532791AB6	550,530	516,000	516,000				516,000		
MILLENNIUM CHEMICALS INC	DBCV	599903AB7	6,187,087	2,750,000	2,750,000				2750,000		
NAVISTAR FINL CORP	NOTE	638902AM8	1,782,040	1,738,000	1,738,000				1738,000		
PSS WORLD MED INC	NOTE	69366AAB6	2,061,640	2,000,000	2,000,000				2000,000		
PHELPS DODGE CORP	PFD A	717265508	6,721,065	32,500	32,500				32,500		
PRIDE INTL INC DEL	FRNT	74153QAB8	565,917	444,000	444,000				444,000		
PROVINCE HEALTHCARE CO	NOTE	743977AE0	5,782,076	5,695,000	5,695,000				5695,000		
RPM INTL INC	COM	749685103	633,080	32,300	32,300				32,300		
RADISYS CORP	NOTE	750459AD1	4,300,280	4,000,000	4,000,000				4000,000		
REGENERON PHARMACEUTICALS	NOTE	75886FAB3	964,154	999,000	999,000				999,000		
ROPER INDS INC NEW	NOTE	776696AA4	4,426,170	9,394,000	9,394,000				9394,000		
SCIENTIFIC GAMES CORP	CL A	80874P109	779,877	32,713	32,713				32,713		
SERENA SOFTWARE INC	NOTE	817492AB7	6,751,249	5,728,000	5,728,000				5728,000		
SILICON VY BANCSHARES	NOTE	827064AC0	5,755,488	4,176,000	4,176,000				4176,000		
PAGE TOTAL	51		132,244,893								

PAGE: 2 FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE DEC04

(ITEM 1)	(ITEM 2)	(ITEM 3)	(ITEM 4)	(ITEM 5)	(ITEM 6) INVESTMENT DISCRETION			(ITEM 7)	(ITEM 8) VOTING AUTHORITY (SHARES)		
NAME OF ISSUES	TITLE OF CLASS	CUSIP NO	FAIR MARKET VALUE	SHARES OR PRINCIPAL AMOUNT	SOLE (A)	SHARED DEFINED (B)	SHARED OTHER (C)	MGR	SOLE (A)	SHARED (B)	NONE (C)
UNIVERSAL HLTH SVCS INC	DBCV	913903AL4	3,698,128	6,308,000	6,308,000				6308,000		
VEECO INSTRS INC DEL	NOTE	922417AB6	2,217,645	2,250,000	2,250,000				2250,000		
VERTEX PHARMACEUTICALS INC	NOTE	92532FAD2	1,500,537	1,559,000	1,559,000				1559,000		
VISHAY INTERTECHNOLOGY INC	NOTE	928298AD0	2,985,387	4,955,000	4,955,000				4955,000		
VISHAY INTERTECHNOLOGY INC	COM	928298108	861,250	57,455	57,455				57,455		
WMS INDS INC	NOTE	929297AE9	6,717,261	3,645,000	3,645,000				3645,000		
WEBMD CORP	NOTE	94769MAC9	3,437,814	3,336,000	3,336,000				3336,000		
WEBMD CORP	NOTE	94769MAE5	2,561,925	2,955,000	2,955,000				2955,000		
PAGE TOTAL	8		23,979,947								
GRAND TOTAL	59		156,224,840								

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CONFIDENTIAL TREATMENT REQUESTED